                       SUPPLEMENT DATED NOVEMBER 8, 2006
                      TO PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 28, 2006
           (Prospectus for 43 of the 101 Funds of John Hancock Trust)

Information regarding the Mid Cap Index Trust is set forth below. For additional information regarding this fund and its investment objective, policies and restrictions, see the John Hancock Trust prospectus dated April 28, 2006.

                              MID CAP INDEX TRUST

TRUST ANNUAL EXPENSE

------------------------------------------------------------------------------------------------------------------
                                                       MANAGEMENT                       OTHER        TOTAL TRUST
TRUST PORTFOLIO                                           FEES        12B-1 FEES       EXPENSES    ANNUAL EXPENSES
------------------------------------------------------------------------------------------------------------------
                                                                                      SERIES I &
                                                                    SERIES   SERIES     SERIES     SERIES   SERIES
                                                                      I        II         II         I        II
------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                            0.49%      0.05%    0.25%      0.04%      0.58%    0.78%
------------------------------------------------------------------------------------------------------------------

EXAMPLE OF EXPENSES FOR EACH PORTFOLIO

SERIES I SHARES

-----------------------------------------------------------------------------------------------------------------------
                                                1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Index                                  $59                 $186                $324               $  726
-----------------------------------------------------------------------------------------------------------------------

SERIES II SHARES

-----------------------------------------------------------------------------------------------------------------------
                                                1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Index                                  $80                 $249                $433               $  966
-----------------------------------------------------------------------------------------------------------------------

     SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Mid Cap Index Trust attempts to match the performance of a particular index by: (a) holding all, or a representative sample, of the securities that comprise the index and/or (b) by holding securities (which may or may not be included in the index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, the Mid Cap Index Trust, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time. MFC Global (U.S.A.) will reflect those changes in the composition of the portfolio as soon as practicable.

----------------------------------------------------------------------------------------------------------
                                                                               MARKET CAP OF INDEX AS OF
  PORTFOLIO        INVESTMENT OBJECTIVE           INVESTMENT STRATEGY*             DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------
Mid Cap Index  To seek to approximate the     Invests, under normal market   $423 million to $14.6 billion
               aggregate total return of a    conditions, at least 80% of
               mid cap U.S. domestic equity   its net assets (plus any
               market index                   borrowings for investment
                                              purposes) in (a) the common
                                              stocks that are included in
                                              the S&P 400 Index and (b)
                                              securities (which may or may
                                              not be included in the S&P
                                              400 Index) that MFC Global
                                              (U.S.A.) believes as a group
                                              will be have in a manner
                                              similar to the index.

"Standard & Poor's 400(R)" is a trademark of The McGraw-Hill Companies, Inc. The Mid Cap Index Trust is not sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

Use of Hedging and Other Strategic Transactions

     The Mid Cap Index Trust may invest in Futures Contracts and Depository Receipts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" in this Prospectus and in the Statement of Additional Information.

Principal Risks of Investing in the Mid Cap Index Trust
     Risks Applicable to the Mid Cap Index Trust:

 -- Since the portfolio is not actively managed, the portfolio will generally reflect the performance of the index its attempts to track even in markets when this index does not perform well.

 -- The following factors may cause the portfolio to deviate from the performance of the index.

      -- The securities held by the portfolio may not be fully representative of the index.

      -- An index portfolio has operating expenses and transactions costs while an index does not.

      -- The size and timing of the portfolio's cash flows may result in the portfolio's performance being different than that of the index.

 -- The portfolios may invest in derivatives. The risks of investing in derivatives are set forth in the prospectus under "Hedging and Other Strategic Transactions."

 -- An investment in the Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 400 Index. The risks of investing in equity securities and Mid Cap securities (medium size companies) are set forth in the prospectus under "Risks of Investing in Certain Types of Securities."

Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 22.77% (for the quarter ended 6/2003) and the lowest return was -21.83% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -1.7%      -15.2%     34.6%      15.8%      12.0%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                           Year    Years   Portfolio   Available
 Mid Cap Index Trust
   Series I                                               12.02%   7.80%     8.16%     05/01/2000
   Series II(B)                                           11.79%   7.67%     8.04%     01/28/2002
 S&P Midcap 400 Index(A)                                  12.55%   8.60%     9.02%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.26% (for the quarter ended 6/2003) and the lowest return was -16.74% (for the quarter ended 9/2002).

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the (06) portfolio since information for this index is only provided as of a month end.
(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflect the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) manages the Mid Cap Index Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance

Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Managers are:

      -- Carson Jen (since 2003). Mr. Jen is Vice President, Index Operations at MFC Global Investment Management. Mr. Jen joined MFC Global (U.S.A.) in 1997, has a MBA from the University of Western Ontario, a BA Science (engineering) from the University of Toronto, and has a Certified Management Accounting designation.

      -- Narayan Ramani (since 2003). Mr. Ramani is an Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management. Mr. Ramani joined MFC Global (U.S.A.) in 1998, has a MBA from York University, a PH.D from the University of Brunswick, and is a Chartered Financial Analyst.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                  ADVISORY FEE

                                                        BETWEEN            BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND    $250 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $250 MILLION OF    $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                    OF AGGREGATE     AGGREGATE NET      AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                            NET ASSETS         ASSETS              ASSETS              ASSETS          NET ASSETS
---------                           ------------    ---------------    ----------------    ----------------    -------------
Mid Cap Index(1)..................     0.490%            0.490%             0.480%              0.460%             0.460%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Index Trust, a series of the Trust, and the Mid Cap Index Fund, a series of John Hancock Funds II, are included.

     The following table presents the investment advisory fee paid by the Mid Cap Index Trust for the year ended December 31, 2005.

                                                                ADVISORY FEE AS A
PORTFOLIO                                                         DOLLAR AMOUNT
---------                                                       -----------------
Mid Cap Index Trust.........................................        1,272,121

EXPENSE LIMIT

     The Mid Cap Index Trust is subject to the following expense limit:

     The Adviser has agreed to reduce its advisory fee for a class of shares of the Mid Cap Index Trust in an amount equal to the amount by which the Expenses of such class of the portfolio exceed the Expense Limit set forth below and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes,
(f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

EXPENSE LIMIT
     - 0.075% (as a percentage of the average annual net assets of the portfolio attributable to the class)

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The Financial Highlights table for the Mid Cap Index Trust is below:

                                                  MID CAP INDEX
                            ---------------------------------------------------------
                                                    SERIES I
                            ---------------------------------------------------------
                                            YEARS ENDED DECEMBER 31,
                            ---------------------------------------------------------
                             2005        2004        2003         2002         2001
                            -------     -------     ------       ------       -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                   $ 16.78     $ 14.56     $10.82       $12.82       $ 13.11
Net investment income
(loss)(H)                      0.16        0.09       0.08         0.07          0.11
Net realized and
unrealized gain (loss) on
investments                    1.77        2.21       3.66        (2.01)        (0.32)
                            -------     -------     ------       ------       -------

Total from investment
operations                     1.93        2.30       3.74        (1.94)        (0.21)
                            -------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net investment income    (0.09)      (0.06)         -        (0.06)        (0.08)
From net realized gain        (0.57)      (0.02)         -            -             -
                            -------     -------     ------       ------       -------

                              (0.66)      (0.08)         -        (0.06)        (0.08)
                            -------     -------     ------       ------       -------

NET ASSET VALUE, END OF
PERIOD                      $ 18.05     $ 16.78     $14.56       $10.82       $ 12.82
                            =======     =======     ======       ======       =======

       TOTAL RETURN (%)(K)    12.02       15.83      34.57       (15.16)        (1.73)
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of period
(in millions)                  $220        $187       $145          $87           $58
Ratio of net expenses to
average net assets (%)         0.57        0.57       0.58         0.58          0.60
Ratio of gross expenses to
average net assets (%)            -           -          -            -             -
Ratio of net investment
income (loss) to average
net assets (%)                 0.95        0.63       0.62         0.58          0.85
Portfolio turnover (%)           19          16          8           20            19

                                          MID CAP INDEX
                            -----------------------------------------
                                            SERIES II
                            -----------------------------------------
                                    YEARS ENDED DECEMBER 31,
                            -----------------------------------------
                             2005        2004       2003      2002(A)
                            -------     ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                   $ 16.72     $14.52     $10.81     $ 12.80
Net investment income
(loss)(H)                      0.13       0.06       0.05        0.05
Net realized and
unrealized gain (loss) on
investments                    1.76       2.21       3.66       (1.98)
                            -------     ------     ------     -------
Total from investment
operations                     1.89       2.27       3.71       (1.93)
                            -------     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income    (0.06)     (0.05)         -       (0.06)
From net realized gain        (0.57)     (0.02)         -           -
                            -------     ------     ------     -------
                              (0.63)     (0.07)         -       (0.06)
                            -------     ------     ------     -------
NET ASSET VALUE, END OF
PERIOD                      $ 17.98     $16.72     $14.52     $ 10.81
                            =======     ======     ======     =======
       TOTAL RETURN (%)(K)    11.79      15.65      34.32      (15.07)(M)
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of period
(in millions)                   $63        $59        $43         $13
Ratio of net expenses to
average net assets (%)         0.77       0.77       0.78      0.78(R)
Ratio of gross expenses to
average net assets (%)            -          -          -           -
Ratio of net investment
income (loss) to average
net assets (%)                 0.74       0.43       0.42      0.42(R)
Portfolio turnover (%)           19         16          8          20

(A)  Series II shares began operations on 1-28-02.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.